Note 5 - Cost of Digital Assets Derecognized (Tables)	12 Months Ended
Dec. 31, 2025
Statement Line Items [Line Items]
Cost of sales [text block]
	Year Ended December 31,
	2025	2024	2023
On the Exchange	$244,336,500	$250,082,963	$115,536,178
On other venues(i)	396,587	21,807	883,040
Total Cost of digital assets derecognized	$244,733,087	$250,104,770	$116,419,218